INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 4 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	Software Development				Trade Names &
	Costs		Patents & Licenses		Technology		Customer Relationships
		Accumulated		Accumulated		Accumulated		Accumulated
	Costs	Amortization	Costs	Amortization	Costs	Amortization	Costs	Amortization	Net
Balance as of December 31, 2016	$18,647,000	$(17,288,000)	$12,378,000	$(8,507,000)	$350,000	$(35,000)	$360,000	$(33,000)	$5,872,000
Additions	—	—	—	—	1,100,000	—	2,520,000	—	3,620,000
Impairments	—	—	—	—	—	—	—	—	—
Amortization	—	(460,000)	—	(332,000)	—	(96,000)	—	(368,000)	(1,256,000)
Balance as of June 30, 2017	$18,647,000	$(17,748,000)	$12,378,000	$(8,839,000)	$1,450,000	$(131,000)	$2,880,000	$(401,000)	$8,236,000

Software Development Costs

At June 30, 2017 and December 31, 2016, the Company has net software capitalized costs of $0.9 million and $1.4 million, respectively. During the six months ended June 30, 2017 and 2016, the Company recognized amortization of software development costs of $0.5 million and $1.8 million, respectively. During the three months ended June 30, 2017 and 2016, the Company recognized amortization of software development costs of $0.2 million and $0.6 million, respectively.

Patents & Licenses

At June 30, 2017 and December 31, 2016, the Company has net capitalized patents and licenses of $3.5 million and $3.9 million, respectively. The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The Company recognized $0.3 million of amortization expense related to patents and licenses for the six months ended June 30, 2017 and 2016 and
$0.2 million for the three months ended June 30, 2017 and 2016.

Other Intangible Assets

The Company’s remaining intangible assets include the trade names, technology and customer lists acquired in its acquisition of Vislink and IMT. The Company amortizes Trade Names, Technology and Customer Relationships over their useful lives which range between 3 to 15 years.

Estimated amortization expense for total intangible assets for the succeeding five years is as follows:

Balance 2017	$1,344,000
2018	2,298,000
2019	1,763,000
2020	993,000
2021	817,000
Thereafter	1,021,000
$8,236,000

8 — INTANGIBLE ASSETS

Intangible assets consist of the following finite assets:

	Software Development Costs		Patents & Licenses		Trade Names &Technology		Customer Relationships
		Accumulated		Accumulated		Accumulated		Accumulated
	Costs	Amortization	Costs	Amortization	Costs	Amortization	Costs	Amortization	Net
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$—	$—	$—	$—	$16,382,000
Additions	2,192,000	—	—	—	—	—	—	—	2,192,000
Impairments	—	(2,092,000)	—	—	—	—	—	—	(2,092,000)
Amortization	—	(3,914,000)	—	(665,000)	—	—	—	—	(4,579,000)
Balance as of December 31, 2015	$18,647,000	$(11,500,000)	$12,378,000	$(7,622,000)	$—	$—	$—	$—	$11,903,000
Additions	—	—	—	—	350,000	—	360,000	—	710,000
Impairments	—	(2,462,000)	—	(221,000)	—	—	(2,683,000)
Amortization	—	(3,326,000)	—	(664,000)	—	(35,000)	—	(33,000)	(4,058,000)
Balance as of December 31, 2016	$18,647,000	$(17,288,000)	$12,378,000	$(8,507,000)	$350,000	$(35,000)	$360,000	$(33,000)	$5,872,000

Amortization of intangible assets amounted to $4,058,000 and $4,579,000 for 2016 and 2015, respectively.

Software Development Costs:

At December 31, 2016 the Company has capitalized a total of $18.6 million of software development costs. The Company recognized amortization of software development costs available for sale of $3.3 million and $3.9 million in 2016 and 2015, respectively. Based on the Company’s analysis of the net realizable value of the software development costs, an impairment charge (Level 3 in the Fair Value Hierarchy) of $2.7 million and $2.1 million was taken in 2016 and 2015, respectively, as the Company’s sales cycles continue to take longer to complete than anticipated. The remaining useful life is two years.

Patents & Licenses:

At December 31, 2016 the Company has capitalized a total of $12.4 million of patents & licenses. Included in the capitalized costs is $12.3 million of costs associated with patents and licenses that have been filed. Also included in the capitalized costs is $0.1 million of costs associated with provisional patents and pending applications which have not yet been filed. The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The costs of provisional patents and pending applications is not amortized until the patent is filed and is reviewed each reporting period to determine if it is likely that the patent will be successfully filed. The Company recognized $0.7 million of amortization expense related to patents and licenses in each of the years ended December 31, 2016 and 2015. Based on the Company’s analysis of the net realizable value of the patents, an impairment charge of $0.2 million was taken in 2016. No impairment charge was taken in 2015.

Other Intangible Assets

The Company’s remaining intangible assets include the Trade Names and customer lists acquired in its acquisition of IMT. The Company amortizes Trade Names and Customer Relationships over their useful lives which range between 6 to 15 years.

Estimated amortization expense for total intangible assets for the succeeding five years is as follows:

2017	$1,661,000
2018	1,273,000
2019	738,000
2020	738,000
2021	738,000
Thereafter	724,000
$5,872,000

The Company’s intangible assets acquired in 2016 will be amortized over a weighted average remaining life of approximately 4.34 years.